Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 63.4%
ANZ Group Holdings Ltd.	2,718,355	$50,869,195
APA Group	1,197,386	6,398,204
Aristocrat Leisure Ltd.	515,005	20,694,181
ASX Ltd.	177,525	8,156,694
BHP Group Ltd.	4,643,773	114,074,231
BlueScope Steel Ltd.	401,237	5,889,724
Brambles Ltd.	1,255,855	18,785,400
CAR Group Ltd.	345,532	7,918,635
Cochlear Ltd.	59,828	10,461,133
Coles Group Ltd.	1,227,094	17,089,864
Commonwealth Bank of Australia	1,530,968	173,717,159
Computershare Ltd.	481,331	12,462,035
CSL Ltd.	442,982	70,686,643
Evolution Mining Ltd.	1,831,877	10,517,959
Fortescue Ltd.	1,549,236	15,413,029
Goodman Group	1,858,199	39,412,793
Insurance Australia Group Ltd.	2,163,881	12,052,226
James Hardie Industries PLC(a)	393,051	9,042,906
Lottery Corp. Ltd. (The)	2,036,248	6,691,237
Macquarie Group Ltd.	331,250	45,696,055
Medibank Pvt Ltd.	2,519,501	7,742,877
National Australia Bank Ltd.	2,801,745	68,564,482
Northern Star Resources Ltd.	1,242,490	16,896,258
Origin Energy Ltd.	1,576,056	10,996,524
Pro Medicus Ltd.	52,562	9,529,379
Qantas Airways Ltd.	678,332	4,635,818
QBE Insurance Group Ltd.	1,381,438	20,636,140
REA Group Ltd.	48,347	7,467,932
Reece Ltd.	206,563	2,084,398
Rio Tinto Ltd.	339,607	24,696,555
Santos Ltd.	2,971,226	12,619,932
Scentre Group	4,763,853	11,279,392
SGH Ltd.	186,065	6,084,568
Sigma Healthcare Ltd.	4,224,304	8,494,398
Sonic Healthcare Ltd.	417,398	7,179,341
South32 Ltd.	4,128,475	8,139,827
Stockland	2,204,247	7,763,009
Suncorp Group Ltd.	990,753	13,199,541
Telstra Group Ltd.	3,683,071	11,352,225
Transurban Group	2,843,703	25,988,809
Vicinity Ltd.	3,548,766	5,636,173
Washington H Soul Pattinson & Co. Ltd.	219,714	5,228,634
Wesfarmers Ltd.	1,038,155	55,547,922
Westpac Banking Corp.	3,131,717	65,706,140
WiseTech Global Ltd.	183,644	12,688,549
Woodside Energy Group Ltd.	1,737,072	24,943,013
Woolworths Group Ltd.	1,117,575	22,951,010
Xero Ltd.(a)	133,078	15,808,128
		1,149,890,277
China — 0.1%
Wharf Holdings Ltd. (The)(b)	979,850	2,601,681
Hong Kong — 17.8%
AIA Group Ltd.	9,784,014	81,443,335
BOC Hong Kong Holdings Ltd.	3,385,500	14,237,761
CK Asset Holdings Ltd.	1,759,232	7,266,934
CK Hutchison Holdings Ltd.	2,452,732	13,714,976
CK Infrastructure Holdings Ltd.	580,708	3,752,540
CLP Holdings Ltd.	1,502,500	12,723,775
Futu Holdings Ltd., ADR	56,363	5,745,081
Security	Shares	Value
Hong Kong (continued)
Galaxy Entertainment Group Ltd.	2,001,000	$8,461,635
Hang Seng Bank Ltd.	688,800	9,616,184
Henderson Land Development Co. Ltd.	1,324,442	4,133,410
HKT Trust & HKT Ltd., Class SS	3,485,338	5,019,887
Hong Kong & China Gas Co. Ltd.	10,242,253	8,990,998
Hong Kong Exchanges & Clearing Ltd.	1,101,900	55,121,801
Hongkong Land Holdings Ltd.	1,009,400	5,214,256
Jardine Matheson Holdings Ltd.	146,700	6,543,765
Link REIT	2,378,363	12,586,853
MTR Corp. Ltd.	1,415,786	4,936,044
Power Assets Holdings Ltd.	1,267,500	8,015,185
Sands China Ltd.	2,206,000	4,305,891
Sino Land Co. Ltd.	3,298,800	3,325,676
SITC International Holdings Co. Ltd.	1,228,000	3,923,097
Sun Hung Kai Properties Ltd.	1,325,500	14,238,081
Swire Pacific Ltd., Class A	325,000	2,768,495
Techtronic Industries Co. Ltd.	1,340,707	14,933,225
WH Group Ltd.(c)	7,619,000	7,007,630
Wharf Real Estate Investment Co. Ltd.(b)	1,514,600	3,776,755
		321,803,270
New Zealand — 1.8%
Auckland International Airport Ltd.	1,544,367	6,967,416
Contact Energy Ltd.	737,048	4,037,018
Fisher & Paykel Healthcare Corp. Ltd.	536,337	11,672,037
Infratil Ltd.	838,616	5,277,114
Meridian Energy Ltd.	1,200,998	3,932,184
		31,885,769
Singapore — 16.1%
CapitaLand Ascendas REIT	3,420,480	7,019,565
CapitaLand Integrated Commercial Trust(b)	5,348,099	8,662,693
CapitaLand Investment Ltd./Singapore(b)	2,150,000	4,192,537
DBS Group Holdings Ltd.	1,948,710	67,235,330
Genting Singapore Ltd.(b)	5,580,700	2,977,002
Grab Holdings Ltd., Class A(a)	2,170,742	10,571,514
Keppel Ltd.(b)	1,332,400	6,996,360
Oversea-Chinese Banking Corp. Ltd.	3,097,924	38,910,353
Sea Ltd., ADR(a)(b)	349,971	56,124,849
Sembcorp Industries Ltd.	817,700	4,187,268
Singapore Airlines Ltd.(b)	1,362,050	7,515,186
Singapore Exchange Ltd.	784,300	8,517,956
Singapore Technologies Engineering Ltd.	1,425,300	8,616,994
Singapore Telecommunications Ltd.	6,798,828	20,072,502
United Overseas Bank Ltd.	1,155,300	31,735,780
Wilmar International Ltd.	1,762,900	4,163,827
Yangzijiang Shipbuilding Holdings Ltd.	2,356,100	3,860,025
		291,359,741
Total Long-Term Investments — 99.2% (Cost: $1,711,731,054)		1,797,540,738
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	9,487,910	9,491,705

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,530,000	$1,530,000
Total Short-Term Securities — 0.6% (Cost: $11,020,952)		11,021,705
Total Investments — 99.8% (Cost: $1,722,752,006)		1,808,562,443
Other Assets Less Liabilities — 0.2%		3,895,668
Net Assets — 100.0%		$1,812,458,111

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,641,346	$—	$(2,149,126)(a)	$1,663	$(2,178)	$9,491,705	9,487,910	$49,742 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	780,000	750,000 (a)	—	—	—	1,530,000	1,530,000	26,836	—
				$1,663	$(2,178)	$11,021,705		$76,578	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	75	06/19/25	$10,221	$250,946
MSCI Singapore Index	114	06/27/25	3,621	3,257
				$254,203
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Pacific ex Japan ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$83,331,957	$1,714,208,781	$—	$1,797,540,738
Short-Term Securities
Money Market Funds	11,021,705	—	—	11,021,705
	$94,353,662	$1,714,208,781	$—	$1,808,562,443
Derivative Financial Instruments(a)
Assets
Equity Contracts	$250,946	$3,257	$—	$254,203

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust